STOCKHOLDERS' EQUITY (Details) - 2013 Warrants - 2013 Warrants [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
STOCKHOLDERS' EQUITY (Details) - 2013 Warrants [Line Items]
Stock Issued During Period, Shares, New Issues | shares	973,000
Warrants to purchase | shares	973,000
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares	$ 1.00
ExercisePrice (in Dollars per share) | $ / shares	$ 10.00